Segment analysis - Segment results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	[2]
Segment analysis
Revenue	$ 9,097	$ 8,596	[1]	$ 7,014	[1]
Adjusted EBITDA	1,478	1,508		1,281
Capital expenditure	575	492		351
Segment assets	10,349	11,191	[2]	10,851	[2]	$ 6,902
Metal Packaging Europe
Segment analysis
Revenue	3,592	3,339		2,470
Adjusted EBITDA	565	554		404
Capital expenditure	202	176		80
Segment assets	4,236	4,485		4,159
Metal Packaging Americas
Segment analysis
Revenue	2,187	1,931		1,168
Adjusted EBITDA	298	265		154
Capital expenditure	88	80		39
Segment assets	1,965	1,858		1,934
Glass Packaging Europe
Segment analysis
Revenue	1,623	1,549		1,541
Adjusted EBITDA	358	340		328
Capital expenditure	151	110		99
Segment assets	1,951	2,226		2,003
Glass Packaging North America
Segment analysis
Revenue	1,695	1,777		1,835
Adjusted EBITDA	257	349		395
Capital expenditure	134	126		133
Segment assets	$ 2,197	$ 2,622		$ 2,755

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements